14. Investment properties (Details 3)	Dec. 31, 2020
Bottom of range [member]
InvestmentPropertLineItems [Line Items]
Discount rate	10.00%
Vacancy rate	1.00%
Terminal capitalization rate	7.50%
Top of range [member]
InvestmentPropertLineItems [Line Items]
Discount rate	15.25%
Vacancy rate	10.00%
Terminal capitalization rate	8.50%